Revenue (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Text Block [Abstract]
Summary of Revenue Disaggregated By Major Service Line and Timing of Revenue Recognition
The Company’s operations and main revenue streams are those described in Note 33(C) to the 2021 Annual Financial Statements. All of the Company’s revenue is derived from contracts with customers.
In the following tables, revenue is disaggregated by major service line and timing of revenue recognition.

	Three months ended March 31,
	2022	2021
AssetCare initialization 1	$414,491	$515,243
AssetCare over time 2	3,989,128	6,434,509
Engineering services 3	25,984	485,814
	$4,429,603	$7,435,566

1
       Revenues from initial implementation and activation of AssetCare projects, including the sale of hardware.
2	Revenues include sales of subscriptions to AssetCare, other subscriptions, post contract support and maintenance, perpetual software licenses, and installation and engineering services.
3	Revenues includes consulting, implementation and integration services entered into on a time and materials basis or fixed fee basis without the use of AssetCare.

	Three months ended March 31,
Revenue recognized	2022	2021
Over time	$3,862,204	$5,448,710
At a point in time upon completion	567,399	1,986,856
	$4,429,603	$7,435,566

The Company’s operations and main revenue streams are those described in Note 32(C). All of the Company’s revenue is derived from contracts with customers.
In the following tables, revenue is disaggregated by major service line and timing of revenue recognition.

	Year ended December 31,

	2021	2020	2019

AssetCare initialization 1	$1,250,181	$7,689,232	$5,964,663

AssetCare over time 2	23,461,748	12,809,054	2,939,582

Engineering services 3	885,043	6,430,153	9,436,004

	$25,596,972	$26,928,439	$18,340,249

1	Revenues from initial implementation and activation of AssetCare projects, including the sale of hardware.
2	Revenues include sales of subscriptions to AssetCare, other subscriptions, post contract support and maintenance, perpetual software licenses, and installation and engineering services.
3	Revenues includes consulting, implementation and integration services entered into on a time and materials basis or fixed fee basis without the use of AssetCare.
	Year ended December 31,

Timing of revenue recognition	2021	2020	2019

Over time	$24,422,749	$18,551,736	$12,375,586

At a point in time upon completion	1,174,223	8,376,703	5,964,663

	$25,596,972	$26,928,439	$18,340,249

Summary of Significant Changes in Unbilled Revenue and Deferred Revenue Balances
Significant changes in unbilled revenue and deferred revenue balances are as follows:

	Unbilled revenue	Deferred revenue
Balance at December 31, 2021	$756,042	$2,811,408
Additions	701,415	3,878,164
Less: transferred to trade and other receivables	(365,250)	—
Less: recognized in revenue	—	(2,008,935)
Effect of movements in exchange rates	—	13,813
Balance at March 31, 2022	$1,092,207	$4,694,450

Significant changes in unbilled revenue and deferred revenue balances are as follows:

	Unbilled revenue	Deferred revenue

Balance at January 1, 2019	$—	$133,678

Acquired in business combination (Note 17(c))	2,347,207	133,556

Acquired in business combination (Note 17(b))	—	457,259

Additions	9,595,535	5,309,436

Less: transferred to trade and other receivables	(11,278,312)	—

Less: recognized in revenue	—	(4,878,419)

Less: Loss allowance	(5,499)	—

Effect of movement in exchange rates	—	(17,229)

Balance at December 31, 2019	$658,931	$1,138,281

Acquired in business combination	117,686	–

Additions	11,478,436	6,316,586

Less: transferred to trade and other receivables	(11,557,665)	–

Less: write-offs	(146,489)	–

Less: recognized in revenue	–	(5,612,896)

Less: applied to outstanding trade receivables	–	(30,586)

Effect of movement in exchange rates	3,841	(40,265)

Balance at December 31, 2020	$554,740	$1,771,120

Additions	7,470,881	10,616,893

Less: transferred to trade and other receivables	(7,269,579)	–

Less: recognized in revenue	–	(9,585,211)

Effect of movement in exchange rates	–	8,606

Balance at December 31, 2021 1	$756,042	$2,811,408

Summary of Company's Revenue and Non-current Assets
The Company’s revenue by location of the ultimate customer or consumer of product solution are as follows:

	Three months ended March 31,
	2022	2021
Canada	$2,038,976	$4,411,599
Americas	1,520,075	1,249,604
Asia Pacific	677,868	1,718,738
Other	192,684	55,625
Total revenue	$4,429,603	$7,435,566

The Company’s revenue by location of the ultimate customer or consumer of product solution are as follows:

	Year ended December 31,

	2021	2020	2019

Canada	$10,733,922	$13,832,691	$10,889,542

United States	6,564,271	5,691,202	7,450,707

Japan	5,849,967	6,446,939	–

Australia	993,933	152,301	–

Other	1,454,879	805,306	–

Total revenue	$25,596,972	$26,928,439	$18,340,249